Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Digatrade Financial Corp
Entity Central Index Key	0001369128
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2019